Investment Objectives and Goals	Feb. 05, 2025
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	U.S. MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad U.S. equity markets.
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad global equity markets.
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | SIMT TAX-MANAGED MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	TAX-MANAGED MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets.
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class F Prospectus | SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Tax-sensitive long-term capital appreciation with less volatility than the broad international equity markets.
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	U.S. MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad U.S. equity markets.
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad global equity markets.
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	U.S. MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad U.S. equity markets.
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad global equity markets.
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT TAX-MANAGED MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	TAX-MANAGED MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets.
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Tax-sensitive long-term capital appreciation with less volatility than the broad international equity markets.